Expense Example - The Hartford Emerging Markets Local Debt Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	565	857	1,170	2,056	296	658	1,147	2,494	95	326	577	1,293	151	514	902	1,990	120	422	745	1,661	90	328	585	1,320	90	326	581	1,310	85	297	527	1,188